SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net loss per share:
Net loss	$ (13,876,277)	$ (14,646,955)	$ (2,237,988)	$ (1,570,175)	$ (28,523,232)	$ (3,808,163)	$ (13,822,121)	$ (6,074,134)
Weighted-average shares outstanding, Basic	54,112,845		37,784,611		52,767,635	37,784,611	38,276,140	37,530,778
Weighted-average shares outstanding, Diluted	54,112,845		37,784,611		52,767,635	37,784,611	38,276,140	37,530,778
Net loss per share of common stock - Basic	$ (0.26)		$ (0.06)		$ (0.54)	$ (0.10)	$ (0.36)	$ (0.16)
Net loss per share of common stock - Diluted	$ (0.26)		$ (0.06)		$ (0.54)	$ (0.10)	$ (0.36)	$ (0.16)